Schedule of components of income tax expense (benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total	$ (2,385)	$ 270,671	$ 183,067
CAYMAN ISLANDS
Current
Deferred
VIRGIN ISLANDS, BRITISH
Current
Deferred
HONG KONG
Current		276,574	230,304
Deferred	$ (2,385)	$ (5,903)	$ (47,237)